Note 14 - Capital Risk Management - Capital Component (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Equity	$ 506,757	$ 401,696	$ 367,521
Lease obligation	154	261
Cash	(68,707)	(29,955)
Investments	(8)	(11)
Total	$ 438,196	$ 371,991